UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Regiment Capital Management LLC
Address: 222 Berkeley Street 12th Floor

         Boston, MA  02116

13F File Number:  28-11560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chris Kaster
Title:     Chief Operating Officer
Phone:     617-488-1600

Signature, Place, and Date of Signing:

     Chris Kaster     Boston, MA     April 17, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $134,157 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMKOR TECHNOLOGY INC           NOTE  5.000% 3/1 031652AH3    10251 10500000 PRN      SOLE                  7150000  3350000        0
AMR CORP                       COM              001765106    10785   398700 SH  PUT  SOLE                   268800   129900        0
AQUILA INC                     COM              03840P102    14755  3698100 SH       SOLE                  2475400  1222700        0
BLOCKBUSTER INC                CL A             093679108     1501   378100 SH  PUT  SOLE                   253000   125100        0
CENTERPOINT ENERGY INC         COM              15189T107    14683  1230800 SH       SOLE                   882800   348000        0
CHARTER COMMUNICATIONS INC D   NOTE  5.875%11/1 16117MAE7      237   350000 PRN      SOLE                        0   350000        0
COMCAST CORP NEW               CL A             20030N101    11772   450000 SH       SOLE                   450000        0        0
CORNELL COMPANIES INC          COM              219141108     5383   372800 SH       SOLE                   248980   123820        0
LIN TELEVISION CORP            SDEB  2.500% 5/1 532776AL5    14480 16000000 PRN      SOLE                 11500000  4500000        0
LIZ CLAIBORNE INC              COM              539320101     1131    27600 SH  PUT  SOLE                    18500     9100        0
MIRANT CORP NEW                COM              60467R100     2345    93807 SH       SOLE                    62538    31269        0
NORTEL NETWORKS CORP NEW       NOTE  4.250% 9/0 656568AB8    33975 36000000 PRN      SOLE                 24000000 12000000        0
PEP BOYS MANNY MOE & JACK      NOTE  4.250% 6/0 713278AP4     6834  7000000 PRN      SOLE                  4690000  2310000        0
PRIMUS TELECOMMUNICATIONS GR   COM              741929103      308   400000 SH       SOLE                   290000   110000        0
SIERRA PAC RES NEW             COM              826428104     5717   414000 SH       SOLE                   414000        0        0